Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
The Company’s income tax expense is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022	2021
Current tax:
Current tax on profits for the year	$—	$36	$—
Adjustments in respect of prior years	3	(15)	—
Total current tax expense	3	21	—
Deferred tax:
Origination and reversal of temporary differences	53	(4)	(1)
Change in tax rates and imposition of new legislation	(35)	—	—
Adjustments in respect of prior years	(4)	14	—
Total deferred tax expense (recovery)	$14	$10	$(1)
Total income tax expense (recovery)	$17	$31	$(1)
The Company’s income tax expense is reconciled as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022	2021
Net income (loss) before income taxes	$814	$532	$(113)
Income tax at statutory tax rate	140	87	(7)

Tax effect of:
International operations subject to different tax rates	(84)	(59)	6
Change in tax rates and imposition of new tax legislation	(35)	—	—
Other	(4)	3	—
Total income tax expense (recovery)	$17	$31	$(1)

Schedule of Reconciliation of Effective Income Tax Rate
The following table presents a reconciliation of income tax rate from statutory rate to effective rate:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022	2021
Statutory income tax rate	17.3%	16.4%	6.4%
Increase (reduction) in rate resulting from:
International operations subject to different tax rates	(10.3)%	(11.2)%	(5.9)%
Change in tax rates and imposition of new tax legislation	(4.3)%	—%	—%
Other	(0.5)%	0.6%	—%
Effective income tax rate	2.2%	5.8%	0.5%

Schedule of Deferred Tax Assets
The gross movement on the deferred tax asset is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022	2021
Deferred tax asset, beginning of year	$490	$44	$—
Recognized in net (income) loss	(14)	(10)	1
Acquisition from business combination	51	369	2
Recognized in equity	(99)	86	21
Foreign exchange and other	4	1	20
Deferred tax asset, end of year	$432	$490	$44
Deferred tax asset recognized relates to the following temporary differences:

AS OF DEC. 31 US$ MILLIONS	2023	2022
Non-capital loss carryforwards	$93	$7
Investments	296	430
Future policy benefits	126	(31)
Participating policyholder liabilities	58	55
Deferred acquisition costs	(81)	38
Tax credit carryforwards	8	4
Other	(68)	(13)
Total deferred tax asset	$432	$490